Financial Risk Management Policy - Liquidity Risk and Interest Rate Risk (Details) € in Thousands, $ in Millions		1 Months Ended
	Dec. 05, 2017 EUR (€)	Sep. 30, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Apr. 18, 2017 EUR (€)	Feb. 06, 2017 USD ($)	Feb. 06, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Oct. 28, 2015 EUR (€)
Financial Risk Management Policy
Cash and cash equivalents				€ 1,033,792	€ 886,521				€ 895,009	€ 1,142,500
Amount of debt refinanced							$ 6,300	€ 5,800,000
Senior Debt
Financial Risk Management Policy
Principal amount | $							6,000
Senior Debt | Hologic acquisition
Financial Risk Management Policy
Principal amount | $							1,816
Senior Unsecured Notes
Financial Risk Management Policy
Principal amount					1,000,000	€ 1,000,000			€ 948,677
EIB Loan
Financial Risk Management Policy
Carrying amount				244,375	170,000
EIB Loan, Maturing in 2028
Financial Risk Management Policy
Principal amount		€ 85,000
Debt term		10 years
Grace period		2 years
EIB Loan, Maturing in 2027
Financial Risk Management Policy
Maximum borrowings available	€ 85,000
Debt term	10 years
Grace period	2 years
EIB Loan, Maturing in 2025
Financial Risk Management Policy
Principal amount											€ 100,000
Liquidity risk
Financial Risk Management Policy
Cash and cash equivalents				1,033,792	886,521
Unused credit facility				404,808	381,165
Amount of debt refinanced							6,300	€ 5,800,000
Liquidity risk | Senior Debt
Financial Risk Management Policy
Carrying amount | $			$ 5,992
Principal amount | $							6,000
Liquidity risk | Senior Debt | Hologic acquisition
Financial Risk Management Policy
Principal amount | $							1,816
Liquidity risk | Senior Unsecured Notes
Financial Risk Management Policy
Principal amount				1,000,000		€ 1,000,000
Liquidity risk | EIB Loan
Financial Risk Management Policy
Carrying amount				244,375	170,000
Liquidity risk | EIB Loan, Maturing in 2028
Financial Risk Management Policy
Principal amount		€ 85,000
Debt term		10 years
Grace period		2 years
Liquidity risk | EIB Loan, Maturing in 2027
Financial Risk Management Policy
Maximum borrowings available	€ 85,000
Debt term	10 years
Grace period	2 years
Liquidity risk | EIB Loan, Maturing in 2025
Financial Risk Management Policy
Principal amount											€ 100,000
Liquidity risk | Revolving credit facility
Financial Risk Management Policy
Unused credit facility			$ 300	€ 262,008	€ 250,146		$ 300
Interest rate risk | Fixed-interest
Financial Risk Management Policy
Percentage of fixed rate interest debt of the total debt			19.00%	19.00%	19.00%
Interest rate risk | Senior Debt | Euros
Financial Risk Management Policy
Percentage of total senior debt in euros of the Group's total senior debt			12.00%	12.00%	12.00%
Interest rate risk | Senior Unsecured Notes
Financial Risk Management Policy
Principal amount				€ 1,000,000
Interest rate risk | Senior Unsecured Notes | Euros
Financial Risk Management Policy
Percentage of fixed rate interest debt of the total debt			54.00%	54.00%
Interest rate risk | EIB Loan
Financial Risk Management Policy
Carrying amount				€ 244,375
Interest rate risk | EIB Loan | Euros
Financial Risk Management Policy
Percentage of additional loans received from EIB of the Group's total debt			13.00%	13.00%